Subsequent Events	6 Months Ended
Oct. 13, 2024
Subsequent Events [Abstract]
Subsequent Events
Note 14 – Subsequent Events
The Company evaluated subsequent events through November 26, 2024, the date of issuance of these financial statements, and determined there were no additional items that required further disclosure or recognition.
Subsequent Events
The Company evaluated subsequent events through June 28, 2024, the date of issuance of these financial statements, and determined there were no additional items that required further disclosure or recognition.